November 7, 2014

VIA EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:	Dupree Mutual Funds (the “Registrant”)
Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series
Taxable Municipal Bond Series
Intermediate Government Bond Series

FILE NUMBERS: 2-64233 and 811-2918

CERTIFICATION UNDER RULE 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”) in lieu of filing under paragraph (c) the undersigned hereby certifies on behalf of the Trust that the form of Prospectuses and Statement of Additional information for the Trust would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated November 1, 2014, contained in Post Effective Amendment No. 59 to the Trust’s registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 60 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on October 31, 2014.

Very truly yours,

/s/ Allen E. Grimes III

Allen E. Grimes III

Executive Vice President